Post employment benefits - Expected age at death of an average worker who retires currently at age 65, one who is currently aged 45 and subsequently retires at the age of 65 (Details) - yr	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
United Kingdom | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	86.8	86.8	87.1
United Kingdom | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.4	88.4	88.7
United Kingdom | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.1	88.1	88.5
United Kingdom | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	90.5	90.4	90.7
Ireland | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.2	87.2	87.7
Ireland | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	89.7	89.6	90.0
Ireland | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.8	88.8	89.3
Ireland | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	91.4	91.3	91.7
United States | Retiring currently at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	85.7	85.6	85.5
United States | Retiring currently at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.4	87.2	87.2
United States | Currently aged 45, retiring at age 65 | Male
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	87.2	87.1	87.0
United States | Currently aged 45, retiring at age 65 | Female
Disclosure of defined benefit plans [line items]
Expected age at death of an average worker	88.9	88.7	88.6